Offerings - Offering: 1	Nov. 06, 2025 USD ($) shares
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Amount Registered | shares	765,236
Maximum Aggregate Offering Price	$ 7,438,094.00
Carry Forward Form Type	S-3
Carry Forward File Number	333-268267
Carry Forward Initial Effective Date	Nov. 09, 2022
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 1,028.00
Offering Note	No new shares are being registered hereby. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), the number of common shares registered hereby shall include an indeterminate number of common shares that may be issued in connection with a share split, share dividend or similar event, for which no separate consideration will be paid. Pursuant to Rule 415(a)(6) under the Securities Act, 765,236 of the common shares registered hereunder are unsold securities previously registered on a registration statement on Form S-3ASR (File No. 333-234636) initially filed on November 12, 2019 and Form S-3ASR (File No. 333-268267) initially filed on November 9, 2022 (collectively, the "Prior Registration Statements"). Pursuant to Rule 415(a)(6) under the Securities Act, the $1,028 filing fee previously paid in connection with such unsold securities will continue to be applied to such unsold securities. In accordance with Rule 415(a)(6) under the Securities Act, the offering of securities on the Prior Registration Statements will be deemed terminated as of the effective date of this registration statement. The common shares registered under the Prior Registration Statements were carried forward pursuant to Rule 415(a)(6) from the registration statement on Form S-3ASR (File No. 333-215177), Form S-3ASR (File No. 333-193004) and Form S-3 (File No. 333-171357), and the maximum aggregate offering price for the 765,236 common shares set forth therein was $7,438,094. Shares numbers set forth herein have been adjusted for a 1-for-2 reverse stock split on November 1, 2017 and a 1-for-4 reverse stock split on November 1, 2022.